Share Capital, textual 1 (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Preferred Stock
Class of Stock [Line Items]
Repurchase program amount	$ 20,000
Series B cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Repurchased shares	30,474
Series C cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Repurchased shares	2,255
Private Placement | Common Stock
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			1,000,000
Private Placement | Series B cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			800,000
June 2013 public offering
Class of Stock [Line Items]
Preferred Stock, Discount On Shares			$ 672
Payments of Stock Issuance Costs			463
Proceeds on issuance of preferred stock, net			$ 38,865
June 2013 public offering | Series B cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			800,000
Share Price			$ 25
Preferred Shares, Dividend Rate Percentage			8.00%
Preferred Shares, Per Share Amounts Of Preferred Dividends In Arrears			$ 2
Preferred Shares, Redemption Date			Jun. 30, 2018
Preferred Shares, Redemption Price Per Share			$ 25
Preferred Shares Conditions For Dividend Rate Increase	If the Company fails to comply with certain covenants as these terms are defined in the applicable agreement, defaults on any of its credit facilities, fails to pay four quarterly dividends payable in arrears or if the Series B preferred shares are not redeemed at the option of the Company, in whole by July 30, 2018, the dividend rate payable on the Series B preferred shares increases quarterly to a rate that is 1.25 times the dividend rate payable on the series B preferred shares , subject to an aggregate maximum rate per annum of 25% prior to July 30, 2016 and 30% thereafter.
November 2013 public offering
Class of Stock [Line Items]
Common Stock, Discount on Shares			$ 1,898
Payments of Stock Issuance Costs			275
Proceeds on issuance of common stock, net			$ 47,980
November 2013 public offering | Common Stock
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues			5,750,000
Share Price			$ 7.43
May 2014 public offering
Class of Stock [Line Items]
Preferred Stock, Discount On Shares		$ 1,744
Payments of Stock Issuance Costs		252
Proceeds on issuance of preferred stock, net		$ 55,504
May 2014 public offering | Series C cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		2,300,000
Share Price		$ 25
Preferred Shares, Dividend Rate Percentage		8.00%
Preferred Shares, Per Share Amounts Of Preferred Dividends In Arrears		$ 2
Preferred Shares, Redemption Date		May 31, 2019
Preferred Shares, Redemption Price Per Share		$ 25
June 2014 public offering
Class of Stock [Line Items]
Preferred Stock, Discount On Shares		$ 2,369
Payments of Stock Issuance Costs		211
Proceeds on issuance of preferred stock, net		$ 77,420
June 2014 public offering | Series D cumulative redeemable perpetual preferred shares
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		3,200,000
Share Price		$ 25
Preferred Shares, Dividend Rate Percentage		8.00%
Preferred Shares, Per Share Amounts Of Preferred Dividends In Arrears		$ 2
Preferred Shares, Redemption Date		Jun. 30, 2019
Preferred Shares, Redemption Price Per Share		$ 25